SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [text block] [Abstract]
Disclosure of share-based payment arrangements [text block]

NOTE 45: SHARE-BASED PAYMENTS

Charge to the income statement

The charge to the income statement is set out below:

	2017 £m	2016 £m	2015 £m
Deferred bonus plan	313	266	255
Executive and SAYE plans:
Options granted in the year	17	16	12
Options granted in prior years	81	138	99
	98	154	111
Share plans:
Shares granted in the year	17	15	15
Shares granted in prior years	9	7	6
	26	22	21
Total charge to the income statement	437	442	387

During the year ended 31 December 2017 the Group operated the following share-based payment schemes, all of which are equity settled.

Deferred bonus plans

The Group operates a number of deferred bonus plans that are equity settled. Bonuses in respect of employee performance in 2017 have been recognised in the charge in line with the proportion of the deferral period completed.

Save-As-You-Earn schemes

Eligible employees may enter into contracts through the Save-As-You-Earn schemes to save up to £500 per month and, at the expiry of a fixed term of three or five years, have the option to use these savings within six months of the expiry of the fixed term to acquire shares in the Group at a discounted price of no less than 80 per cent of the market price at the start of the invitation.

Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2017		2016
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	678,692,896	51.76	850,146,220	50.99
Granted	268,653,890	51.03	454,667,560	47.49
Exercised	(13,119,229)	55.58	(401,286,043)	40.74
Forfeited	(18,545,569)	51.70	(10,590,490)	56.02
Cancelled	(41,211,075)	52.77	(204,238,535)	60.23
Expired	(13,603,825)	56.98	(10,005,816)	57.08
Outstanding at 31 December	860,867,088	51.34	678,692,896	51.76
Exercisable at 31 December	–	–	–	–

The weighted average share price at the time that the options were exercised during 2017 was £0.67 (2016: £0.67). The weighted average remaining contractual life of options outstanding at the end of the year was 1.4 years (2016: 2.9 years).

The weighted average fair value of SAYE options granted during 2017 was £0.15 (2016: £0.13). The fair values of the SAYE options have been determined using a standard Black-Scholes model.

Other share option plans

LLOYDS BANKING GROUP EXECUTIVE SHARE PLAN 2003

The Plan was adopted in December 2003 and under the Plan share options may be granted to senior employees. Options under this plan have been granted specifically to facilitate recruitment and in some instances, the grant may be subject to performance conditions. The Plan is used not only to compensate new recruits for any lost share awards but also to make grants to key individuals for retention purposes with, in some instances, the grant being made subject to individual performance conditions.

Options granted on 27 March 2014 under the Commercial Banking Transformation Plan (CBTP), became exercisable in March 2017 and vested at a factor of 2.1 from the original ‘on-target’ award, due to the degree to which the performance conditions were exceeded. The award was based upon the underlying profit and return on risk-weighted assets (‘RoRWA’) of Commercial Banking as at 31 December 2016.

Participants are not entitled to any dividends paid during the vesting period.

	2017		2016
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	218,962,281	Nil	221,397,597	Nil
Granted	5,466,405	Nil	4,298,701	Nil
Exercised	(104,967,667)	Nil	(2,700,679)	Nil
Forfeited	(81,883)	Nil	(3,863,477)	Nil
Lapsed	(104,855,147)	Nil	(169,861)	Nil
Outstanding at 31 December	14,523,989	Nil	218,962,281	Nil
Exercisable at 31 December	7,729,919	Nil	4,504,392	Nil

The weighted average fair value of options granted in the year was £0.62 (2016: £0.68). The fair values of options granted have been determined using a standard Black-Scholes model. The weighted average share price at the time that the options were exercised during 2017 was £0.69 (2016: £0.64). The weighted average remaining contractual life of options outstanding at the end of the year was 4.9 years (2016: 5.1 years).

Other share plans

LLOYDS BANKING GROUP LONG-TERM INCENTIVE PLAN

The Long-Term Incentive Plan (LTIP) introduced in 2006 is aimed at delivering shareholder value by linking the receipt of shares to an improvement in the performance of the Group over a three year period. Awards are made within limits set by the rules of the Plan, with the limits determining the maximum number of shares that can be awarded equating to three times annual salary. In exceptional circumstances this may increase to four times annual salary.

For the 2015 and 2016 LTIPs participants may be entitled to any dividends paid during the vesting period if the performance conditions are met. An amount equal in value to any dividends paid between the award date and the date the Remuneration Committee determine that the performance conditions were met may be paid, based on the number of shares that vest. The Remuneration Committee will determine if any dividends are to be paid in cash or in shares. Details of the performance conditions for the plan are provided in the Directors’ remuneration report.

At the end of the performance period for the 2014 grant, the targets had not been fully met and therefore these awards vested in 2017 at a rate of 55 per cent.

	2017 Number of shares	2016 Number of shares
Outstanding at 1 January	358,228,028	398,066,746
Granted	139,812,788	132,194,032
Vested	(57,406,864)	(140,879,465)
Forfeited	(73,268,966)	(33,713,900)
Dividend award	3,439,929	2,560,615
Outstanding at 31 December	370,804,915	358,228,028

Awards in respect of the 2015 grant will vest in 2018 at a rate of 66.3 per cent.

The weighted average fair value of awards granted in the year was £0.57 (2016: £0.64).

The fair value calculations at 31 December 2017 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	Save-As-You-Earn	Executive Share Plan 2003	LTIP
Weighted average risk-free interest rate	0.59%	0.18%	0.22%
Weighted average expected life	3.3 years	1.9 years	3.6 years
Weighted average expected volatility	29%	30%	31%
Weighted average expected dividend yield	4.0%	4.0%	0.0%
Weighted average share price	£0.68	£0.67	£0.68
Weighted average exercise price	£0.51	nil	nil

Expected volatility is a measure of the amount by which the Group’s shares are expected to fluctuate during the life of an option. The expected volatility is estimated based on the historical volatility of the closing daily share price over the most recent period that is commensurate with the expected life of the option. The historical volatility is compared to the implied volatility generated from market traded options in the Group’s shares to assess the reasonableness of the historical volatility and adjustments made where appropriate.

Share Incentive Plan

FREE SHARES

An award of shares may be made annually to employees up to a maximum of £3,000. The shares awarded are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition. If an employee leaves the Group within this three year period for other than a ‘good’ reason, all of the shares awarded will be forfeited.

On 10 May 2017, the Group made an award of £200 of shares to all eligible employees. The number of shares awarded was 21,566,047, with an average fair value of 0.69 based on the market price at the date of award.

MATCHING SHARES

The Group undertakes to match shares purchased by employees up to the value of £45 per month; these matching shares are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition: if an employee leaves within this three year period for other than a ‘good’ reason, 100 per cent of the matching shares are forfeited. Similarly if the employees sell their purchased shares within three years, their matching shares are forfeited.

The number of shares awarded relating to matching shares in 2017 was 32,025,497 (2016: 35,956,224), with an average fair value of £0.67 (2016: £0.61), based on market prices at the date of award.

FIXED SHARE AWARDS

Fixed share awards were introduced in 2014 in order to ensure that total fixed remuneration is commensurate with role and to provide a competitive reward package for certain Lloyds Banking Group employees, with an appropriate balance of fixed and variable remuneration, in line with regulatory requirements. The fixed share awards are delivered in Lloyds Banking Group shares, released over five years with 20 per cent being released each year following the year of award. The number of shares purchased in 2017 was 9,313,314 (2016: 10,031,272).

The fixed share award is not subject to any performance conditions, performance adjustment or clawback. On an employee leaving the Group, there is no change to the timeline for which shares will become unrestricted.